Note 16 - Earnings (Loss) Per Share (Details) - Basic and Diluted Earnings (Loss) Per Share - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basic and Diluted Earnings (Loss) Per Share [Abstract]
Net loss from continuing operations (in thousands)	$ (21,095)	$ (15,057)	$ (19,093)
Income loss from discontinued operations (in thousands)			(6)
Net loss (in thousands)	$ (21,095)	$ (15,057)	$ (19,099)
Weighted average shares outstanding (in thousands) – basic (in Shares)	1,301,465	1,362,465	1,435,778
Effect of dilutive securities:
Weighted average shares outstanding (in thousands) – diluted (in Shares)	1,301,465	1,362,465	1,435,778
Loss per share – basic and diluted
Continuing operations (in Dollars per share)	$ (0.02)	$ (0.01)	$ (0.01)
(in Dollars per share)	$ (0.02)	$ (0.01)	$ (0.01)